OIL AND GAS ACQUISITIONS (Detail) (USD $)	6 Months Ended
Jun. 30, 2012 acre
Gas and Oil Area, Developed, Gross (in Acres)	200
Payments to Acquire Oil and Gas Property	$ 475,000
Wells in Process of Drilling	5
Exploration and Production Costs	$ 1,375,000